ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Oct. 31, 2024	Oct. 31, 2025	Jun. 30, 2024	Jan. 31, 2023	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)						4,662,388,278	4,662,388,278
Par value per share (in dollars per share)						$ 0.00001	$ 0.00001
Common stock, shares outstanding (in shares)						2,580,205,825	2,542,714,350
Shares issued during the period (in shares)		42,051,570	37,606,230	34,918,695	36,534,435
Class A ordinary shares | IPO
Class Of Stock [Line Items]
Shares issued during the period (in shares)	258,750,000
Consideration received	$ 103.6
Class B ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)						337,611,722	337,611,722
Par value per share (in dollars per share)						$ 0.00001	$ 0.00001
Common stock, shares outstanding (in shares)						97,611,722	97,611,722